                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999
                                              --------------
Check here if Amendment [ ]: Amendment Number:
                                              --------------
  This Amendment (Check only one):      [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:     Laurel Trust Company
          ---------------------------------------------
Address:  551 Main Street
          ---------------------------------------------
          Johnstown, PA 15901
          ---------------------------------------------

Form 13F File Number:  28-07668
                       -----------------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signature, Place, and Date of Signing:

/s/ Kim Craig            Johnstown, PA                 8/16/99
------------------------ ----------------------------- --------------
[Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  1

Form 13F Information Table Entry  Total:  74

Form 13F Information Table Value Total:  $129,606 (thousands)
                                          -------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Number              1

Form 13F File Number  28-07666

Name           BT Financial Corporation
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                           FORM 13F INFORMATION TABLE

       Column 1              Column 2    Column 3   Column 4       Column 5            Column 6 Column 7        Column 8
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                                                                                         Invest-
                                                                                          ment   Other
                             Title of    CUSIP       Value                               Discre- Man-
    Name of Issuer             Class     Number    (x$1000)                               tion   agers        Voting Authority
                                                              ---------------------------              -----------------------------

                                                                 Shares of  SH/PRN
                                                                 Principal         PUT/
                                                                  Amount           CALL                Sole         Shared      None

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

AT&T Corporation Strategy     Common   00195710P        376         6,747    SH           SOLE    1    6,242          0          505

------------------------------------------------------------------------------------------------------------------------------------

Abbott Laboratories           Common   002824100      3,123        68,841    SH           SOLE    1   66,110        717        2,014

------------------------------------------------------------------------------------------------------------------------------------

Allied Signal Corporation     Common   019512102        991        15,746    SH           SOLE    1   15,246          0          500

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America Online Inc.           Common   02364J104        403         3,670    SH           SOLE    1    3,570          0          100

------------------------------------------------------------------------------------------------------------------------------------

American General Corp.        Common   026351106        274         3,648    SH           SOLE    1    3,648          0            0

------------------------------------------------------------------------------------------------------------------------------------

American Home Products        Common   026609107        229         4,000    SH           SOLE    1    2,000          0        2,000

------------------------------------------------------------------------------------------------------------------------------------

American International        Common   026874107      3,013        25,706    SH           SOLE    1   24,698        305          703

 Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Ameritech Corporation         Common   030954101        298         4,067    SH           SOLE    1    4,067          0            0

------------------------------------------------------------------------------------------------------------------------------------

Amgen                         Common   031162100      2,513        41,298    SH           SOLE    1   39,798        200        1,300

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Ascend Communications, Inc.   Common   043491109      2,383        22,619    SH           SOLE    1   21,748         84          787

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Automatic Data Processing     Common   053015103      3,293        74,854    SH           SOLE    1   72,318        840        1,696

 Inc.
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BT Financial Corporation      Common   055763106      3,545       144,547    SH           SOLE    1  103,428          0       41,119

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BT Financial Corporation      Common   055763106        535        21,834    SH          DEFINED       4,834          0       17,000

------------------------------------------------------------------------------------------------------------------------------------

Bankamerica Corp.             Common   060505104        261         3,565    SH           SOLE    1    3,565          0            0

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Bell Atlantic Corp.           Common   077853109        842        12,894    SH           SOLE    1   12,418          0          476

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PAGE 1 TOTAL                                         22,079
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


       Column 1              Column 2    Column 3   Column 4       Column 5            Column 6 Column 7        Column 8
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         Invest-
                                                                                          ment   Other
                             Title of    CUSIP       Value                               Discre- Man-
    Name of Issuer             Class     Number    (x$1000)                               tion   agers        Voting Authority
                                                              ---------------------------              -----------------------------

                                                                 Shares of  SH/PRN
                                                                 Principal         PUT/
                                                                  Amount           CALL                Sole         Shared      None

------------------------------------------------------------------------------------------------------------------------------------

CBS Corporation               Common    12490K107      3,464         79,531    SH          SOLE  1  76,715        925          1,891

------------------------------------------------------------------------------------------------------------------------------------

Cardinal Health Inc.          Common    14149Y108      3,151         49,154    SH          SOLE  1  47,968        547            639

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Caterpillar, Inc. Strategy    Common    14912310P      1,115         18,590    SH          SOLE  1  17,764        199            627

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Chevron Corporation           Common    16675110P      1,534         16,146    SH          SOLE  1  15,564        185            397

 Strategy
------------------------------------------------------------------------------------------------------------------------------------

Cisco Systems                 Common    17275R102      5,055         78,463    SH          SOLE  1  76,203        744          1,516

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Citigroup Inc.                Common    172967101      3,896         82,035    SH          SOLE  1  77,142        951          3,942

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The Coca Cola Company         Common    191216100        452          7,300    SH          SOLE  1   7,300          0              0

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Computer Assoc Intl Inc.      Common    204912109        816         14,905    SH          SOLE  1  12,880          0          2,025

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Dell Computer Corporation     Common    247025109        247          6,700    SH          SOLE  1   6,500          0            200

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Delphi Automotive Systems     Common    247126105        246         13,342    SH          SOLE  1  12,896        115            331

------------------------------------------------------------------------------------------------------------------------------------

Dupont E I DeNemours          Common    26353410P      2,006         29,371    SH          SOLE  1  28,529        286            556

------------------------------------------------------------------------------------------------------------------------------------

EMC Corporation               Common    268648102      3,555         64,650    SH          SOLE  1  62,550        600          1,500

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Eastman Kodak Company         Common    27746110P        983         14,521    SH          SOLE  1  13,959        156            406

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Eastman Kodak Co.             Common    277461109        308          4,547    SH          SOLE  1      35          0          4,512

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Exxon Corporation             Common    30229010P      2,575         33,392    SH          SOLE     32,654        262            476

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PAGE 2 TOTAL                                          29,403
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

       Column 1              Column 2    Column 3   Column 4       Column 5            Column 6 Column 7        Column 8
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         Invest-
                                                                                          ment   Other
                             Title of    CUSIP       Value                               Discre- Man-
    Name of Issuer             Class     Number    (x$1000)                               tion   agers        Voting Authority
                                                              ---------------------------              -----------------------------

                                                                 Shares of  SH/PRN
                                                                 Principal         PUT/
                                                                  Amount           CALL                Sole         Shared      None

------------------------------------------------------------------------------------------------------------------------------------

Federal Home Loan Mortgage     Common     313400301      2,458        42,386    SH          SOLE  1   40,666        622        1,098

 Corporation
------------------------------------------------------------------------------------------------------------------------------------

Federal National Mortgage      Common     313586109        245         3,600    SH          SOLE  1    3,400          0          200

 Association
------------------------------------------------------------------------------------------------------------------------------------

First Comwlth Finl Corp PA     Common     319829107        312        13,083    SH          SOLE  1    3,698          0        9,385

------------------------------------------------------------------------------------------------------------------------------------

GTE Corporation                Common     362320103        653         8,655    SH          SOLE  1    6,105          0        2,550

------------------------------------------------------------------------------------------------------------------------------------

General Electric Company       Common     369604103      3,629        32,119    SH          SOLE  1   30,873        530          716

------------------------------------------------------------------------------------------------------------------------------------

General Motors Corporation     Common     37044210P      1,082        16,405    SH          SOLE  1   15,761        165          479

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Gillette Company               Common     375766102      1,536        37,481    SH          SOLE  1   36,012        490          979

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Goodyear Tire and Rubber       Common     38255010P      1,049        17,848    SH          SOLE  1   17,089        181          578

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Huntington Bancshares, Inc.    Common     446150104     11,077       316,513    SH          SOLE  1  278,502          0       38,011

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Illinois Tool Wks Inc.         Common     452308109      1,779        21,770    SH          SOLE  1   21,560        110          100

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Intel Corporation              Common     458140100        943        15,855    SH          SOLE  1   15,405         52          398

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International Business         Common     459200101      6,200        47,970    SH          SOLE  1   45,728        608        1,634

 Machines
------------------------------------------------------------------------------------------------------------------------------------

Johnson & Johnson              Common     478160104        435         4,445    SH          SOLE  1    3,845          0          600

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Level One Communications,      Common     527295109      2,493        50,973    SH          SOLE  1   49,486        448        1,039

 Inc.
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PAGE 3 TOTAL                                            33,891

       Column 1              Column 2    Column 3   Column 4       Column 5            Column 6 Column 7        Column 8
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         Invest-
                                                                                          ment   Other
                             Title of    CUSIP       Value                               Discre- Man-
    Name of Issuer             Class     Number    (x$1000)                               tion   agers        Voting Authority
                                                              ---------------------------              -----------------------------

                                                                 Shares of  SH/PRN
                                                                 Principal         PUT/
                                                                  Amount           CALL                Sole         Shared      None

------------------------------------------------------------------------------------------------------------------------------------

Lucent Technologies            Common     549463107        446         6,625    SH          SOLE  1    6,625          0            0

------------------------------------------------------------------------------------------------------------------------------------

MBNA Corporation               Common     55262L100      3,111       101,614    SH          SOLE  1   97,512      1,232        2,870

------------------------------------------------------------------------------------------------------------------------------------

MCI Worldcom, Inc.             Common     55268B106        230         2,681    SH          SOLE  1    2,681          0            0

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McDonalds Corp                 Common     580135101      1,204        29,304    SH          SOLE  1   28,504          0          800

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Medtronic, Inc.                Common     585055106      3,062        39,328    SH          SOLE  1   36,895        483        1,950

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Merck & Co Inc.                Common     589331107        552         7,500    SH          SOLE  1    7,500          0            0

------------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch & Co.            Common     590188108      3,046        38,322    SH          SOLE  1   37,105        482          735

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Microsoft Corporation          Common     594918104      4,527        50,203    SH          SOLE  1   48,472        487        1,244

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Minnesota Mining and Mfg Co    Common     60405910P      1,252        14,407    SH          SOLE  1   13,860        151          396

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Morgan JP & Company            Common     61688010P      1,501        10,686    SH          SOLE  1   10,280        138          268

------------------------------------------------------------------------------------------------------------------------------------

Mylan Laboratories             Common     628530107        220         8,325    SH          SOLE  1    8,250          0           75

------------------------------------------------------------------------------------------------------------------------------------

National City Corp.            Common     635405103        216         3,308    SH          SOLE  1    3,308          0            0

------------------------------------------------------------------------------------------------------------------------------------

Northern Trust Corporation     Common     665859104      2,963        30,551    SH          SOLE  1   29,687        331          533

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PAGE 4 TOTAL                                            22,330                                    1
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

       Column 1              Column 2    Column 3   Column 4       Column 5            Column 6 Column 7        Column 8
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         Invest-
                                                                                          ment   Other
                             Title of    CUSIP       Value                               Discre- Man-
    Name of Issuer             Class     Number    (x$1000)                               tion   agers        Voting Authority
                                                              ---------------------------              -----------------------------

                                                                 Shares of  SH/PRN
                                                                 Principal         PUT/
                                                                  Amount           CALL                Sole         Shared      None

------------------------------------------------------------------------------------------------------------------------------------

PNC Bank Corp.                 Common     693475105        220         3,830    SH          SOLE  1    3,330          0          500

------------------------------------------------------------------------------------------------------------------------------------

Peoples Heritage Financial     Common     711147108        242        12,892    SH          SOLE  1   12,892          0            0

 Group Inc.
------------------------------------------------------------------------------------------------------------------------------------

Pepsico Inc.                   Common     713448108        603        15,590    SH          SOLE  1    5,590          0       10,000

------------------------------------------------------------------------------------------------------------------------------------

Phillip Morris Company         Common     71815410P      1,518        37,785    SH          SOLE  1   37,262         48          475

------------------------------------------------------------------------------------------------------------------------------------

Procter & Gamble Co.           Common     742718109      1,321        14,809    SH          SOLE  1   14,376        152          281

------------------------------------------------------------------------------------------------------------------------------------

Rambus Incorporated            Common     750917106        470         5,100    SH          SOLE  1    5,100          0            0

------------------------------------------------------------------------------------------------------------------------------------

S & T Bancorp, Inc.            Common     783859101        303        12,032    SH          SOLE  1   12,032          0            0

------------------------------------------------------------------------------------------------------------------------------------

Safeway, Inc.                  Common     786514208      2,516        50,843    SH          SOLE  1   48,767        589        1,487

------------------------------------------------------------------------------------------------------------------------------------

Schering Plough Corp.          Common     806605101      3,022        57,576    SH          SOLE  1   55,487        616        1,473

------------------------------------------------------------------------------------------------------------------------------------

Charles Schwab Corp.           Common     808513105      1,863        17,100    SH          SOLE  1   16,600        100          400

------------------------------------------------------------------------------------------------------------------------------------

US Bancorp, Del                Common     902973106        901        27,022    SH          SOLE  1   20,157          0        6,865

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PAGE 5 TOTAL                                            12,979
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

       Column 1              Column 2    Column 3   Column 4       Column 5            Column 6 Column 7        Column 8
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         Invest-
                                                                                          ment   Other
                             Title of    CUSIP       Value                               Discre- Man-
    Name of Issuer             Class     Number    (x$1000)                               tion   agers        Voting Authority
                                                              ---------------------------              -----------------------------

                                                                 Shares of  SH/PRN
                                                                 Principal         PUT/
                                                                  Amount           CALL                Sole         Shared      None

------------------------------------------------------------------------------------------------------------------------------------

USABankcorp Inc PA             Common     917292104      1,967       124,911    SH          SOLE  1  103,975          0       20,936

------------------------------------------------------------------------------------------------------------------------------------

Wal-Mart Stores, Inc.          Common     931142103      1,700        35,255    SH          SOLE  1   33,876        586          793

------------------------------------------------------------------------------------------------------------------------------------

Xerox Corporation              Common     984121103      2,725        46,152    SH          SOLE  1   44,322        519        1,311

------------------------------------------------------------------------------------------------------------------------------------

Royal Bank Scotland Group     Preferred   780097879      2,337       100,000    SH          SOLE  1  100,000          0            0

------------------------------------------------------------------------------------------------------------------------------------

Putnam Premier Income          Mutual     746853100        108        14,000    SH          SOLE  1   14,000          0            0

 Trust Sh Ben Int              Funds-
                               Fixed
                               Income
------------------------------------------------------------------------------------------------------------------------------------

MFS Inter Income Trust Sh      Mutual     55273C107         87        13,615    SH          SOLE  1   13,615          0            0

 Ben Int                       Funds-
                               Fixed
                               Income
------------------------------------------------------------------------------------------------------------------------------------

PAGE 6 TOTAL                                             8,924
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 GRAND TOTAL                                            129,606
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